Investments and Other Non-Current Assets (Detail) (USD $) In Millions, unless otherwise specified	Dec. 31, 2013	Dec. 31, 2012
Investments and Other Non-current Assets
Investments in affiliated companies	$ 26.6	$ 25.4
Deferred tax assets	122.4	200.6
Income tax receivables	54.7	50.8
Derivative assets	0	15.8
Long-term interest bearing deposit (insurance arrangement)	20.2	23.2
Other non-current assets	35.1	25.5
Investments and other non-current assets	$ 259.0	$ 341.3